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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-01920

Stralem Fund

(Exact name of registrant as specified in charter)

645 Madison Avenue New York, New York	10022

(Address of principal executive offices)	(Zip code)

Andrea Baumann Lustig

Stralem & Company Incorporated 645 Madison Avenue New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 888-8123

Date of fiscal year end:       October 31, 2012

Date of reporting period:     April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

STRALEM Fund

Stralem Equity Fund

(a series of Stralem Fund)

SEMI-ANNUAL REPORT

April 30, 2012

(unaudited)

STRALEM EQUITY FUND

LETTER TO SHAREHOLDERS
May 2012

Dear Shareholder,

During the first six months of its fiscal year, November 1, 2011 through April 30, 2012, Stralem Equity Fund’s (the “Fund”) performance was as follows:

Share Class	Fund*	S&P 500**
Institutional: STEFX	9.73%	12.77%
Adviser: STRAX	9.59%	12.77%

*	Net, after fees
**	Does not reflect deduction for fees, expenses or taxes

Fund performance was ahead of the market through the first 3 months (November through January) but lost that lead in early February as worries about Europe’s debt crisis abated and the S&P 500 was in the process of posting what would be a historic rise. Calendar first quarter produced a 12.59% gain for the S&P 500 — the best Q1 performance in 14 years. The Fund underperformed in the latter three months of the period, but our view that the market rally is disconnected from economic reality keeps us cautious and confident in the ultimate strength of our portfolio.

During the first months of 2012, the Fund was partially a victim of the success it had in 2011. During what had been an incredibly volatile year (calendar year 2011) in which most active managers had difficulty outperforming the S&P 500 Index return of +2.11% (none of which came from price appreciation), STEFX returned 8.02% (7.76% for STRAX) for a relative outperformance of 5.91% (5.65% for STRAX). In short, the Fund’s portfolio structure had worked precisely as designed, with the Down Market sector preserving capital, and the Up Market sector capturing most of the upside. The dividend-paying stocks in our Down Market High Yield category were the main contributors to outperformance, and that outperformance was further accentuated by a “window-dressing” effect at the end of the calendar year whereby managers, in our view, sold the year’s worst performers and replaced them with these more conservative dividend payers to show their year-end portfolio holdings in a more favorable light. Unfortunately for the Fund, at the start of calendar 2012, many managers took profits in the best performing stocks in 2011 and piled back into what had been the worst performers, namely the Financials, regardless of fundamentals or quality — resulting in an upswing in the types of stocks we tend to avoid. We did not believe that anything had fundamentally changed when the calendar year moved to 2012 — the same risks that caused the market volatility in 2011 remained. As a result, we preferred to remain conservatively structured and wait out what we viewed as an unsubstantiated rally.

Another factor that negatively affected our relative performance was the absence in our portfolio of Apple, which was up 44% over the first half of the Fund’s fiscal year. Our concerns about the sustainability of Apple’s longer term growth prospects, its competitive position given new entrants, and recent CEO transition, combined with our ability to gain exposure to the mobile technology boom through portfolio holdings such as QUALCOMM, Microsoft, AT&T and Intel, keep us on the sidelines in regard to Apple.

The body of U.S. economic data has had a favorable tone for several months, adding to signs of a cyclical upswing in U.S. economic activity and fostering hopes of a virtuous cycle of spending, hiring, and confidence. In addition, the winter was incredibly mild, leading to a seasonal skew in some of the job and housing data that caused investor sentiment to rise. It is our belief, however, that these positive developments are short term in nature and similar to upticks experienced in early 2010 and 2011. The issue of “excessive liabilities” and the aggregate debt overhang in the U.S. and Europe has yet to be resolved. In our view, it cannot help but constrain growth and threaten to derail the fragile recovery. Furthermore, as the year progresses, the U.S. will confront economic debates in Presidential and Congressional elections as well as the “fiscal cliff” of 2013 (the expiration of Bush tax cuts, and “sequestration”- forced budget cuts). As these receive increased attention, we believe they will impact consumer and investor confidence.

To date, massive injections of central bank liquidity have helped to reinforce confidence in the fragile cyclical improvements in the U.S., and indeed have prevented an outright sovereign default disaster in Europe. The Fed continues its “Operation Twist” and there has been increasing chatter about a possible “QE3.” China remains accommodative and even the Bank of Japan is getting involved with its new efforts at inflation targeting. The money-printing champion recently has been the European Central Bank as Mario Draghi has made more than a trillion Euros in 3-year money available for European banks to buy their respective sovereigns’ debt. As a result, the market has favored higher risk and higher beta stocks, and the Fund’s conservative positioning has lagged the S&P 500.

In our view, however, despite the lack of inflation, competitive monetary loosening can’t go on forever and will most likely have other unforeseen consequences. Spain is the latest country to rouse more worries of contagion, and of course, the rejection of “austerity” by the French and Greek electorates during the first week of May has cast further doubt on Europe’s ability to successfully confront its excess of sovereign debt crisis in a controlled manner. Defusing the looming debt-crisis in Europe would require a near-perfect balancing of austerity, growth stimulation, structural reform, central bank liquidity, and Europe-wide burden-sharing arrangements. The increasingly fractious nature of the debate is making it look ever more unlikely that Europeans will be able to pull off this balancing act.

As a result, we expect that the ongoing tension between extreme global liquidity conditions that define the investment environment, and the continued overhang of excess liabilities that is weighing down the developed world, will result in volatile market conditions going forward. The fact is that, in our view, we continue to be in a Momentum-Driven Bear Market. Extreme policy measures have suspended us within this phase for a much longer time than has been characteristic of past passes through this phase of the market cycle. As a result, we expect to see continued periodic upside and downside momentum moves as long as we continue to remain in this phase — and consequently, we will not depart from our discipline that drives us to hold high quality, large, dominant, multinational companies in the portfolio despite periods of underperformance when the market finds its leadership in smaller market cap, lower quality, and higher beta securities. These are the market conditions we are faced with, and as such, we will continue to seek to participate in upside moves, but in a conservative manner that is designed to preserve capital if and when we experience down markets.

Sincerely,

Stralem & Company Incorporated

This report reflects our views and opinions as of the date of this letter. These views are subject to change at any time based upon market or other conditions. It was prepared for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current summary prospectus and/or statutory prospectus which both describe the Fund’s objectives, risks, policies, expenses and other important information. Investors are advised to read the summary prospectus and/or prospectus carefully before investing. Past performance is not indicative of future results. Current performance may be lower or higher than the data contained herein. The Fund can suffer losses as well as gains. For more current information throughout the year please contact the Fund by calling 1-866-822-9555 or visit the Fund’s website at www.stralemfund.com. The Fund is distributed by Ultimus Fund Distributors, LLC.

STRALEM EQUITY FUND
PORTFOLIO INFORMATION (Unaudited)

STRALEM EQUITY FUND

SCHEDULE OF INVESTMENTS
April 30, 2012 (Unaudited)

Shares	Common Stocks — 96.6%	Value
	Consumer Discretionary — 3.5%
	Hotels, Restaurants & Leisure — 3.5%
124,800	McDonald’s Corp.	$12,161,760

	Consumer Staples — 11.1%
	Beverages — 3.8%
173,200	Coca-Cola Co. (The)	13,218,624

	Food & Staples Retailing — 3.9%
582,900	Kroger Co. (The)	13,564,083

	Tobacco — 3.4%
135,700	Philip Morris International, Inc.	12,146,507

	Energy — 11.3%
	Energy Equipment & Services — 3.3%
156,700	Schlumberger Ltd.	11,617,738

	Oil, Gas & Consumable Fuels — 8.0%
129,600	Chevron Corp.	13,810,176
164,900	Exxon Mobil Corp.	14,237,466
		28,047,642
	Health Care — 10.9%
	Biotechnology — 2.5%
118,700	Celgene Corp. (a)	8,655,604

	Life Sciences Tools & Services — 2.4%
153,500	Thermo Fisher Scientific, Inc.	8,542,275

	Pharmaceuticals — 6.0%
146,600	Abbott Laboratories	9,097,996
529,700	Pfizer, Inc.	12,146,021
		21,244,017
	Industrials — 19.7%
	Aerospace & Defense — 3.3%
139,600	United Technologies Corp.	11,396,944

	Air Freight & Logistics — 3.2%
128,500	FedEx Corp.	11,338,840

See notes to financial statements.

STRALEM EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Shares	Common Stocks — 96.6% (Continued)	Value
	Industrials — 19.7% (Continued)
	Industrial Conglomerates — 6.8%
222,000	Danaher Corp.	$12,036,840
609,600	General Electric Co.	11,935,968
		23,972,808
	Machinery — 6.4%
105,600	Caterpillar, Inc.	10,852,512
239,000	Eaton Corp.	11,515,020
		22,367,532
	Information Technology — 16.0%
	Communications Equipment — 4.9%
430,300	Cisco Systems, Inc.	8,670,545
135,900	QUALCOMM, Inc.	8,675,856
		17,346,401
	IT Services — 3.5%
59,200	International Business Machines Corp.	12,259,136

	Semiconductors & Semiconductor Equipment — 2.6%
323,400	Intel Corp.	9,184,560

	Software — 5.0%
278,400	Microsoft Corp.	8,914,368
290,600	Oracle Corp.	8,540,734
		17,455,102
	Materials — 6.8%
	Chemicals — 6.8%
224,800	E.I. du Pont de Nemours and Co.	12,017,808
350,000	Dow Chemical Co. (The)	11,858,000
		23,875,808
	Telecommunication Services — 3.5%
	Diversified Telecommunication Services — 3.5%
377,800	AT&T, Inc.	12,433,398

	Utilities — 13.8%
	Electric Utilities — 10.3%
311,300	American Electric Power Co., Inc.	12,090,892
422,400	PPL Corp.	11,552,640
271,600	Southern Co. (The)	12,477,304
		36,120,836
	Multi-Utilities — 3.5%
237,600	Dominion Resources, Inc.	12,400,344

	Total Common Stocks (Cost $287,029,883)	$339,349,959

See notes to financial statements.

STRALEM EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

Shares	Money Market Funds — 3.6%	Value
6,818,349	Dreyfus Government Cash Management Money Market Fund - Class I, 0.00%*	$6,818,349
5,808,505	Dreyfus Treasury Prime Cash Management Fund - Class I, 0.00%*	5,808,505
	Total Money Market Funds (Cost $12,626,854)	$12,626,854

	Total Investments at Value — 100.2% (Cost $299,656,737)	$351,976,813

	Liabilities in Excess of Other Assets — (0.2%)	(831,087)

	Net Assets — 100.0%	$351,145,726

(a)	Non-income producing.

*	Rate shown is the 7-day effective yield at April 30, 2012.

See notes to financial statements.

STRALEM EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

ASSETS
Investments, at value (Notes 1 and 2) (Cost $299,656,737)	$351,976,813
Cash	11,279,358
Dividends receivable	307,027
Receivable for capital shares sold	1,403
Other	28,404
Total Assets	363,593,005

LIABILITIES
Payable to Investment Adviser (Note 3)	176,089
Payable to administrator (Note 3)	39,982
Payable for investment securities purchased	12,135,542
Payable for capital shares redeemed	13,218
Accrued expenses	82,448
Total Liabilities	12,447,279

NET ASSETS	$351,145,726

NET ASSETS CONSIST OF:
Paid-in capital	$293,892,813
Accumulated undistributed net investment income	1,313,059
Accumulated net realized gains from securities transactions	3,619,778
Net unrealized appreciation	52,320,076
Net Assets	$351,145,726

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$344,357,222
Institutional Class shares of beneficial interest outstanding	2,428,025
Net asset value, offering price and redemption price per share (a)	$141.83

ADVISER CLASS
Net assets applicable to Adviser Class	$6,788,504
Adviser Class shares of beneficial interest outstanding	47,976
Net asset value, offering price and redemption price per share (a)	$141.50

(a)	Redemption price varies based on length of time held (Note 1).

See notes to financial statements.

STRALEM EQUITY FUND

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$3,878,718

EXPENSES
Investment advisory fees (Note 3)	1,347,132
Administration fees (Note 3)	197,412
Legal fees	138,482
Trustees’ fees	71,083
Auditing fees	35,790
Registration and filing fees, Common	11,575
Registration fees, Institutional Class	10,876
Registration fees, Adviser Class	6,730
Transfer agent fees, Institutional Class (Note 3)	9,000
Transfer agent fees, Adviser Class (Note 3)	9,000
Distribution fees, Adviser Class (Note 3)	8,514
Postage and supplies	7,365
Insurance	5,019
Compliance fees	4,500
Printing	4,373
Bank service fees	4,257
Other	7,189
Total Expenses	1,878,297
Fee reductions and expense reimbursements by the Adviser (Note 3):
Common	(317,813)
Institutional Class	(19,876)
Adviser Class	(15,730)
Net Expenses	1,524,878

NET INVESTMENT INCOME	2,353,840

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from securities transactions	4,916,425
Net change in unrealized appreciation on investments	20,535,524
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	25,451,949

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,805,789

See notes to financial statements.

STRALEM EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
OPERATIONS
Net investment income	$2,353,840	$3,186,513
Net realized gain from securities transactions	4,916,425	3,960,544
Net change in unrealized appreciation on investments	20,535,524	12,220,429
Net increase in net assets resulting from operations	27,805,789	19,367,486

DISTRIBUTIONS TO SHAREHOLDERS
Investment income, Institutional Class	(3,514,079)	(2,561,809)
Investment income, Adviser Class	(71,681)	(71,670)
Decrease in net assets from distributions to shareholders	(3,585,760)	(2,633,479)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	84,325,052	86,473,620
Net asset value of shares issued in reinvestment of distributions	2,936,456	2,095,820
Proceeds from redemption fees (Note 1)	1,548	140
Payments for shares redeemed	(24,405,727)	(25,541,420)
Net increase in Institutional Class net assets from capital share transactions	62,857,329	63,028,160

Adviser Class
Proceeds from shares sold	658,401	1,564,299
Net asset value of shares issued in reinvestment of distributions	66,896	71,670
Payments for shares redeemed	(1,024,810)	(831,267)
Net increase (decrease) in Adviser Class net assets from capital share transactions	(299,513)	804,702

TOTAL INCREASE IN NET ASSETS	86,777,845	80,566,869

NET ASSETS
Beginning of period	264,367,881	183,801,012
End of period	$351,145,726	$264,367,881

UNDISTRIBUTED NET INVESTMENT INCOME	$1,313,059	$2,544,979

See notes to financial statements.

STRALEM EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	615,764	680,081
Shares reinvested	22,124	16,967
Shares redeemed	(179,309)	(201,249)
Net increase in shares outstanding	458,579	495,799
Shares outstanding, beginning of period	1,969,446	1,473,647
Shares outstanding, end of period	2,428,025	1,969,446

Adviser Class
Shares sold	4,924	12,556
Shares reinvested	504	581
Shares redeemed	(7,444)	(6,662)
Net increase (decrease) in shares outstanding	(2,016)	6,475
Shares outstanding, beginning of period	49,992	43,517
Shares outstanding, end of period	47,976	49,992

See notes to financial statements.

STRALEM EQUITY FUND - INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012		Year Ended October 31,
	(Unaudited)		2011		2010		2009	2008	2007
Net asset value, beginning of period	$130.92		$121.16		$107.58		$100.22	$138.60	$122.32

Income (loss) from investment operations:
Net investment income	0.97		1.56		1.29		1.16	1.54	1.01
Net gains (losses) on securities	11.65		9.82		12.29		7.34	(38.39)	16.32
Total from investment operations	12.62		11.38		13.58		8.50	(36.85)	17.33

Less distributions:
Dividends from net investment income	(1.71)		(1.62)		—		(1.14)	(1.53)	(1.00)
Distributions from realized gains	—		—		—		—	—	(0.05)
Total distributions	(1.71)		(1.62)		—		(1.14)	(1.53)	(1.05)

Proceeds from redemption fees collected (Note 1)	0.00	(a)	0.00	(a)	0.00	(a)	—	—	—

Net asset value, end of period	$141.83		$130.92		$121.16		$107.58	$100.22	$138.60

Total return (b)	9.73%	(c)	9.47%		12.62%		8.46%	(26.55% )	14.18%

Ratios/supplemental data:
Net assets, end of period (000’s)	$344,357		$257,845		$178,540		$97,892	$88,455	$130,911
Ratio of net expenses to average net assets	0.98%	(d)(e)	0.98%	(e)	1.05%	(e)	1.73% (f)	1.53%	1.53%
Ratio of net investment income to average net assets	1.53%	(d)	1.43%		1.44%		1.21%	1.10%	0.83%
Portfolio turnover rate	12%	(c)	28%		21%		21%	22%	22%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is the measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)
Absent investment advisory fee reductions and expense reimbursements by the Investment Adviser, the ratio of expenses to average net assets would have been 1.20%(d) for the six months ended April 30, 2012 and 1.26% and 1.47% for the years ended October 31, 2011 and 2010, respectively (Note 3).

(f)	Absent investment advisory fees voluntarily waived by the Investment Adviser, the ratio of expenses to average net assets would have been 1.76% for the year ended October 31, 2009.

See notes to financial statements.

STRALEM EQUITY FUND - ADVISER CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	Period Ended October 31, 2010 (a)
Net asset value, beginning of period	$130.47		$120.89	$112.80

Income from investment operations:
Net investment income	0.88		1.46	0.57
Net gains on securities	11.54		9.58	7.50
Total from investment operations	12.42		11.04	8.07

Less distributions:
Dividends from net investment income	(1.39)		(1.46)	—

Proceeds from redemption fees collected (Note 1)	—		—	0.02

Net asset value, end of period	$141.50		$130.47	$120.89

Total return (b)	9.59%	(c)	9.20%	7.17%	(c)

Ratios/supplemental data:
Net assets, end of period (000’s)	$6,789		$6,523	$5,261
Ratio of net expenses to average net assets (e)	1.23%	(d)	1.23%	1.24%	(d)
Ratio of net investment income to average net assets	1.28%	(d)	1.19%	1.18%	(d)
Portfolio turnover rate	12%	(c)	28%	21%

(a)	Represents the period from the commencement of operations (November 13, 2009) through October 31, 2010.

(b)
Total return is the measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)
Absent investment advisory fee reductions and expense reimbursements by the Investment Adviser, the ratio of expenses to average net assets would have been 1.90%(d), 2.03% and 2.64%(d) for the six months ended April 30, 2012, the year ended October 31, 2011 and the period ended October 31, 2010, respectively (Note 3).

See notes to financial statements.

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2012 (Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Stralem Equity Fund (the “Fund”) is a non-diversified series of Stralem Fund (the “Trust”), a Delaware statutory trust reorganized on April 30, 1999 with authority to issue an unlimited number of shares (par value $0.01) of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940.

The Fund’s investment objective is long-term capital appreciation.

The Fund’s two classes of shares, the Institutional Class and the Adviser Class, represent interests in the same portfolio of securities and have the same rights, but differ primarily in the expenses to which they are subject and have differing investment minimums. The Adviser Class shares are subject to a distribution (12b-1) fee of 0.25% per annum of the Fund’s average daily net assets attributable to Adviser Class shares and require a $1,000 initial investment, whereas the Institutional Class shares are not subject to distribution (12b-1) fees and require a $250,000 initial investment.

The Institutional Class commenced operations on January 18, 2000 and the Adviser Class commenced operations on November 13, 2009.

Investment valuation:

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the above fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The Fund’s portfolio securities are valued as of close of business of the regular session of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Price. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price. Investments in money market funds are valued at net asset value.

Securities without a readily available price quotation may be priced at fair value as determined in good faith by the management of the Fund. Fair value pricing would be utilized in instances when prices of individual portfolio securities are “not readily available,” the market for a security is not active or when there is an occurrence of a “significant event” that occurs after market closings but before the Fund’s net asset value is determined. Such fair value pricing is determined according to procedures adopted by the Board of Trustees.

Investment transactions and income:

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investments are calculated on a specific identification basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on the accrual basis.

Share valuation and redemption fees:

The net asset value per share of each class of the Fund is calculated as of the close of regular trading on the NYSE (normally 4:00 pm; Eastern time) on each day the NYSE is open for business by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of the Fund is equal to the net asset value per share of each class, except that shares of each class are subject to a redemption fee of 1%, payable to the applicable class, if shares are redeemed within 60 days of purchase. During the periods ended April 30, 2012 and October 31, 2011, proceeds from redemption fees totaled $1,548 and $140, respectively, for Institutional Class. There were no redemption fees collected for Adviser Class during the periods ended April 30, 2012 and October 31, 2011.

Allocation between classes:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Taxes:

The Fund’s policy is to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. In order to avoid imposition of a federal excise tax applicable to regulated investment companies, the Fund must declare as dividends in

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (tax years ended October 31, 2008 through October 31, 2011) and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.	FAIR VALUE MEASUREMENT

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$339,349,959	$—	$—	$339,349,959
Money Market Funds	12,626,854	—	—	12,626,854
Total	$351,976,813	$—	$—	$351,976,813

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type. During the six months ended April 30, 2012, the Fund did not have any transfers in and out of any Level. There were no Level 3 securities or derivative instruments held by the Fund during the six months ended or as of April 30, 2012. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

3.	RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with Stralem & Company Incorporated (the “Investment Adviser”), the Fund pays the Investment Adviser an annual advisory fee, payable quarterly, based on the average weekly net assets of the Fund, equal to 1.25% of the first $50 million of such net assets, 1.00% of the next $50 million of such net assets and 0.75% of such net assets in excess of $100 million. Certain officers and a Trustee of the Trust are also officers of the Investment Adviser.

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Investment Adviser has agreed contractually, until at least March 1, 2013, to reduce its advisory fees and/or reimburse Fund expenses to the extent necessary to maintain the Fund’s annual ratio of expenses to average net assets at no greater than 0.98% for Institutional Class shares and 1.23% for Adviser Class shares. Prior to March 10, 2011, the Investment Adviser agreed contractually to reduce its advisory fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund’s annual ratio of expenses to average net assets at no greater than 0.99% for Institutional Class shares and 1.24% for Adviser Class shares. For the six months ended April 30, 2012, the Investment Adviser reduced its advisory fees by $317,813 and reimbursed other operating expenses of $19,876 and $15,730 for Institutional Class and Adviser Class shares, respectively.

The Investment Adviser may recover advisory fee reductions and/or expense reimbursements on behalf of the Fund, but only for a period of three years after the fee reduction and/or expense reimbursement, and only if such recovery will not cause the Fund’s ratio of expenses to average net assets with respect to Institutional Class shares and Adviser Class shares to exceed 0.98% and 1.23%, respectively. As of April 30, 2012, the amount of fee reductions and expense reimbursements available for recovery by the Investment Adviser is $1,598,700, which must be recovered no later than the dates as stated below:

October 31, 2013	$584,161
October 31, 2014	$661,120
April 30, 2015	$353,419

Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus Fund Solutions, LLC (“Ultimus”), Ultimus provides executive, administrative and regulatory services to the Fund, calculates daily net asset value per share and maintains the financial books and records of the Fund. For the performance of administrative and accounting services, the Fund pays Ultimus a fee at the annual rate of 0.125% on the first $500 million of its average daily net assets and 0.10% on such net assets in excess of $500 million, subject to a monthly minimum fee of $6,000. In addition, the Fund pays an annual fee of $6,000 for each additional class of shares. As transfer agent, Ultimus maintains the records of each shareholder’s account, processes purchases and redemptions of the Fund’s shares and acts as dividend and distribution disbursing agent. Ultimus, in its role as transfer agent, receives an annual fee of $15 to $20 per shareholder account, depending on the type of account, subject to a minimum monthly fee of $1,500 per share class. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, stationery, checks, drafts, forms, reports, record storage, communication lines and the costs of external pricing services. The Fund also pays $6,000 annually to Ultimus to provide the Fund with the ability to access Fund/SERV and Networking through National Securities Clearing Corporation.

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Pursuant to a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”), the Distributor provides distribution services and serves as principal underwriter for the Fund. The Distributor is a wholly owned subsidiary of Ultimus. The Distributor does not receive a fee from the Fund or the Investment Adviser for its distribution services. Certain officers of the Trust are also officers of Ultimus and the Distributor.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”) under which the Adviser Class shares may directly incur or reimburse the Investment Adviser or the Distributor for certain expenses related to the distribution of Adviser Class shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of average daily net assets allocable to Adviser Class shares. During the six months ended April 30, 2012, the Adviser Class shares incurred distribution related expenses of $8,514 under the Plan.

4.	DISTRIBUTIONS TO SHAREHOLDERS

Dividends arising from net investment income and net capital gains, if any, are declared and paid annually. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from GAAP. During the six months ended April 30, 2012, ordinary income distributions totaled $3,514,079 and $71,681, respectively, for Institutional Class and Adviser Class shares. During the year ended October 31, 2011 ordinary income distributions totaled $2,561,809 and $71,670, respectively, for Institutional Class and Adviser Class shares.

5.	TAX MATTERS

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after October 31, 2011 for an unlimited period. Capital losses incurred during post-enactment taxable years are required to be utilized prior to those losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards are more likely to expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following information is computed on a tax basis for each item as of April 30, 2012:

Cost of portfolio investments	$299,845,930
Gross unrealized appreciation	$54,325,452
Gross unrealized depreciation	(2,194,569)
Net unrealized appreciation	52,130,883
Accumulated undistributed ordinary income	1,313,059
Capital loss carryforwards	(1,107,454)
Other gains	4,916,425
Distributable earnings	$57,252,913

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of October 31, 2011, the Fund had pre-enactment capital loss carryforwards of $1,107,454, of which $122,392 will expire on October 31, 2017 and the remaining $985,062 will expire on October 31, 2018. These capital loss carryforwards are available to offset current and future realized gains, if any, prior to distribution to shareholders.

6.	INVESTMENT TRANSACTIONS

During the six months ended April 30, 2012, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $102,089,017 and $35,369,644, respectively.

7.	CONTINGENCIES AND COMMITMENTS

The Trust’s Trust Instrument provides that the Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8.	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and notes no additional conditions that existed as of the date of the Statement of Assets and Liabilities.

STRALEM EQUITY FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses, which are deducted from the Fund’s gross income. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (November 1, 2011) and held until the end of the period (April 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,097.30	$5.11
Based on Hypothetical 5% Return	$1,000.00	$1,019.99	$4.92

*
Expenses are equal to Institutional Class’s annualized expense ratio of 0.98% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Adviser Class	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,095.90	$6.41
Based on Hypothetical 5% Return	$1,000.00	$1,018.75	$6.17

*
Expenses are equal to Adviser Class’s annualized expense ratio of 1.23% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STRALEM EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY
AGREEMENT (Unaudited)

On October 24, 2011, at a Special Meeting of Shareholders of the Stralem Equity Fund (the “Fund”), a series of Stralem Fund (the “Trust”) shareholders approved an investment advisory agreement (the “New Advisory Agreement”) between the Trust, on behalf of the Fund, and Stralem & Company Incorporated (the “Adviser”). This Special Meeting of Shareholders was called because of a technical assignment of the investment advisory agreement (the “Prior Advisory Agreement”) due to a change of control of the Adviser. Before submitting the New Advisory Agreement to shareholders for approval at the Special Meeting, the Trust’s Board of Trustees met in-person on July 20, 2011 to evaluate the terms of the New Advisory Agreement, as required by Section 15(c) of the Investment Company Act of 1940 and recommended that shareholders vote to approve the New Advisory Agreement.

The New Advisory Agreement provides that it will continue in effect for two years until November, 2013. Although the Trustees did not have to approve the New Advisory Agreement in March, 2012, Trust counsel and counsel for the Independent Trustees both recommended that as part of the Trustees’ oversight responsibilities they conduct an evaluation of the Adviser similar in scope to the annual 15(c) process. The Trustees, met in-person on March 12, 2012, to evaluate the Adviser and the investment advisory arrangements and material service contracts of the Fund, similar in scope to the Trust’s annual 15(c) process. To assist the Trustees in their review, they requested and received from the Adviser and the Administrator materials in response to a “15(c) letter” which was included in the Board meeting materials. The following is a discussion of the Trustees findings with regard to the Adviser:

Nature, extent and quality of services

The Trustees received and considered information on the responsibilities of the Adviser under the New Advisory Agreement, noting that the Adviser is responsible for providing the Fund with investment research and advice, and determining the securities to be purchased and sold in accordance with the investment objective and policies of the Fund. The Trustees found that the Adviser has consistently provided the Fund with high quality investment research and advice and has managed the Fund in accordance with its investment objective and policies. The Trustees noted the passing of Mr. Baumann, Chairman of the Fund and a member of the Investment Committee and determined that although he would be missed greatly, his passing would not affect the day to day operations of the Fund and the portfolio. They noted that four of the current seven members of the Investment Committee have been serving the Fund since inception and and that two of them have more than 35 years of investment experience and the other two have over twenty years of experience. The Trustees also considered the Adviser’s compliance program and its commitment to compliance, noting that the Adviser has consistently dedicated resources to compliance. The Trustees also considered the nature and quality of the services provided by the Adviser to the Fund based on their own experiences in

STRALEM EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY
AGREEMENT (Unaudited) (Continued)

business and finance. They considered the overall investment management capabilities of the Adviser and its ongoing financial commitment to the Fund, their confidence in the Adviser’s integrity and the Adviser’s responsiveness to any concerns raised by them.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature and quality of the services that the Adviser provides to the Fund.

Investment Performance of the Fund

The Trustees requested and received comparative performance information in two categories which was derived from Morningstar, Inc. The two categories were the universe of Large Cap Value Funds and the universe of Large Blend Funds. In reviewing the comparative performance, the Trustees noted that the Fund’s average annual total returns were higher than the average and median returns for both Morningstar categories for the one year, five year and ten year periods ended December 31, 2011. The Trustees also reviewed the Fund’s performance for the three year period ended December 31, 2011, noting that the Fund’s annualized return was lower than the average and median returns for Large Blend Funds and was higher than the average and median returns for Large Value Funds. The Trustees concluded that the Fund’s performance was satisfactory

Cost of Services and Profits to be Realized by Stralem

The Trustees acknowledged that the Fund’s contractual advisory fees were higher than most funds in its peer groups. They noted that after the Adviser’s fee reduction, the Fund’s total expense ratio for Institutional Class shares was lower than the average and median expense ratios for funds included in both Morningstar categories. It was also noted that after the Adviser’s fee reduction, the Fund’s total expense ratio for Adviser Class shares was comparable to the average and median expense ratios for funds included in both Morningstar categories.

The Trustees reviewed the Adviser’s October 31, 2011 audited financial statements, the Adviser’s total assets under management and a memorandum provided by the Adviser regarding its profitability under the Advisory Agreement. The Trustees also discussed the changes in the Adviser’s ownership structure including the passing of Mr. Baumann. They considered that the change in ownership and Mr. Baumann’s passing will not affect the Adviser’s business or the day-to-day management of the Fund since investment decisions are made by an Investment Team and not by one individual. The Trustees recognized that the profitability analysis represents the Adviser’s determination of its revenues, before and after fee reductions, from the contractual services provided to the Fund, less the expenses of providing such services. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser and the types of funds it manages. The Trustees noted that the Adviser was profitable and its finances were stable.

STRALEM EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY
AGREEMENT (Unaudited) (Continued)

The Trustees also reviewed information regarding the Adviser’s “soft dollar” arrangement with one of its executing brokers. The Trustees considered that the Adviser receives proprietary research reports that include statistical and economic data and research reports on particular companies and industries and is used by the Adviser in connection with its LCES product on behalf of all of its managed client accounts including the Fund.

Based on its review, the Trustees concluded that the profitability of the Adviser was reasonable in light of the level and quality of services provided by the Adviser.

Economies of Scale

The Trustees noted that the Fund’s contractual investment advisory fee schedule includes the following fee breakpoints wherein the advisory fee percentage will decline as the Fund’s assets increase:

•	1.25% of the first $50 million

•	1.00% of the next $50 million

•	0.75% in excess of $100 million

The Trustees noted that the current investment advisory fee schedule for the Fund does not contain breakpoints due to the fee reduction and expense reimbursement arrangement which creates a single expense ratio. The Trustees discussed the Fund’s current net assets by share class and the impact the expense limitation arrangement has had on each share class’ expense ratio. The Trustees also discussed the distribution related activities of the Adviser and the impact these activities are having on the Fund’s assets.

The Trustees concluded that the current fee structure was reasonable in light of the fee reductions and expense limitations that the Adviser has in place that serve to limit the overall net expense ratio for each class of shares at competitive levels. The Trustees concluded that shareholders have benefited from the lower expense ratios that resulted from the fee reductions.

STRALEM EQUITY FUND
ADDITIONAL INFORMATION (Unaudited)

TRUSTEE COMPENSATION

	Aggregate Compensation From the Fund For the Six Months Ended April 30, 2012	Pension or Retirement Benefits Accrued As Part of Fund’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund and Fund Complex Paid to Trustees
Philippe E. Baumann*	None	None	None	None
Andrea Baumann Lustig	None	None	None	None
Geoff Gottlieb	$21,750	None	None	$21,750
David J. Koeppel	$4,750	None	None	$4,750
Kenneth D. Pearlman**	$17,250	None	None	$17,250
Michael T. Rubin	$22,750	None	None	$22,750

*	Mr. Baumann passed away on February 5, 2012.
**	Mr. Pearlman resigned on March 12, 2012.

None of the Trustees and officers of the Fund receive any compensation, other than Trustees’ fees, from the Fund. Each Trustee receives a fee of $250 for each regularly scheduled meeting attended in person and an annual retainer of $17,000 (paid in quarterly installments), except Michael T. Rubin receives an annual retainer of $21,000 (paid in quarterly installments). The Board of Trustees increased Mr. Rubin’s annual retainer, beginning with the calendar year 2012, to compensate him for his service as Lead Independent Trustee and Chairman of the Audit Committee. As interested persons of the Fund, Mr. Baumann and Ms. Lustig received no compensation for their service as a Trustee. In addition, the Fund reimburses the Trustees for their out-of-pocket expenses incurred on Fund business. There are generally at least four meetings per year. No Trustees’ out-of-pocket expenses were claimed or reimbursed during the six months ended April 30, 2012.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling toll free (866) 822-9555, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30th is available from the SEC’s website at www.sec.gov or upon request by calling the Fund at (866) 822-9555.

QUARTERLY PORTFOLIO HOLDINGS

The Fund’s Forms N-Q containing a complete schedule of portfolio holdings as of the end of the first and third quarters of each fiscal year is available on the SEC’s website at http://www.sec.gov or is available upon request, without charge, by calling toll free at (866) 822-9555. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-(800) SEC-0338.

STRALEM EQUITY FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

HOUSEHOLDING

The Fund will generally send only one copy of the summary prospectus, proxy material, annual report and semi-annual report to shareholders residing at the same “household.” This reduces Fund expenses which benefits all shareholders, minimizes the volume of mail you receive and eliminates duplicates of the same information. If you need additional copies of these documents, a copy of the prospectus or do not want your mailings to be “householded,” please send us a written request or call us toll free at (866) 822-9555.

STRALEM EQUITY FUND
FUND OFFICERS AND TRUSTEES (Unaudited)

The Board is responsible for oversight of the Fund. The officers of the Trust are responsible for the day-to-day operations of the Fund. The table below sets forth information about the Trustees and executive officers of the Trust. Unless otherwise noted, each Trustee’s and officer’s address is 645 Madison Avenue, New York, New York 10022. Each Trustee and officer serves in that capacity until the earlier of his or her resignation, retirement, removal, death, or the election of a qualified successor. No Trustee holds any directorships of any other investment company registered under the 1940 Act or any company whose securities are registered under the Securities Exchange Act of 1934 or who file reports under that Act.

Name, Age and Address	Position(s) held with the Trust	Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen
Independent Trustees
Michael T. Rubin Year of birth: 1941	Trustee	Since 1998	Retired	1
Geoff Gottlieb Year of birth: 1959	Trustee	Since November 2010	Founder and director of Executive Wealth Management Limited (“EWM”), managing member of EWM LLC and a director of EWM Capital Limited. EWM’s primary business is the design and administration of global executive compensation and investment plans for major financial firms and corporations.	1
David J. Koeppel Year of birth: 1958	Trustee	Since October 2011	President of The First Republic Corporation of America, Inc., a full service real estate company, from 2011 to present. From 2001 to 2011, Mr. Koeppel was a Manager Member/Partner of Koeppel Companies LLC, a full service real estate management company.	1
Interested Trustee
Andrea Baumann Lustig** Year of birth: 1959	Trustee/ President	Trustee since October 2011; Officer since 2008	Vice President of the Adviser and Director of Private Client Asset Management	1

STRALEM EQUITY FUND
FUND OFFICERS AND TRUSTEES (Unaudited) (Continued)

Name, Age and Address		Position(s) held with the Trust	Length of Time Served*	Principal Occupation During Past Five Years
Executive Officers
-	Hirschel B. Abelson Year of birth: 1933	Senior Assistant Treasurer	Since 1989	President and Director of the Adviser
	Mark J. Seger 225 Pictoria Drive Suite 450 Cincinnati, Ohio 45246 Year of birth: 1962	Treasurer	Since 2008	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
	Philippe T. Labaune Year of birth: 1968	Vice President	Since 1997	Vice President of the Adviser and Trader
-	Adam S. Abelson Year of birth: 1968	Vice President	Since 2001	Vice President of the Adviser and Senior Portfolio Manager
	Wade R. Bridge 225 Pictoria Drive Suite 450 Cincinnati, Ohio 45246 Year of birth: 1968	Secretary	Since June 2011; Assistant Secretary from 2008-2011	Vice President of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
	Joann Paccione Year of birth: 1957	Chief Compliance Officer, Senior Assistant Secretary and Senior Assistant Treasurer	Chief Compliance Officer since 2004; Senior Assistant Secretary and Senior Assistant Treasurer since 1990	Chief Compliance Officer of the Adviser

*	Includes service as a director or officer of Stralem Fund, Inc., a Delaware corporation and the Trust’s prior corporate identity.
**	Interested person, as defined in the 1940 Act, by reason of relationship as an officer and director of the Adviser.
-	Adam Abelson is the son of Hirschel B. Abelson.

STRALEM EQUITY FUND

INVESTMENT ADVISER

Stralem & Company Incorporated
645 Madison Avenue
New York, NY 10022
Telephone (212) 888-8123
Fax (212) 888-8152

This report is prepared for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current summary prospectus and/or prospectus which each describe the Fund’s objectives, risks, policies, expenses and other important information. Investors are advised to read the summary prospectus and/or prospectus carefully before investing. Past performance is not indicative of future results. Current performance may be lower or higher than the data contained herein. For performance information current through the most recent month end, please visit the Fund’s website at www.stralemfund.com or call toll-free (866) 822-9555. The Fund can suffer losses as well as gains.

Privacy Notice
FACTS	WHAT DOES STRALEM FUND DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number and Transaction history
▪ Account Balances and Account transactions
▪ Assets and Wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their your personal information; the reasons Stralem Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Stralem Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 866-822-9555 or go to www.stralemfund.com

Who we are
Who is providing this notice?	Stralem Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does Stralem Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal info.

How does Stralem Fund collect my personal information?
We collect your personal information, for example, when you
▪ Open an account or Provide account information
▪ Give us your contact info. or Show your government-issued I.D.
▪ Make a wire transfer
We also collect your personal information from other companies (ie. brokers, custodians, etc).

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ sharing for affiliates’ everyday business purposes—information about your creditworthiness
▪ affiliates from using your information to market to you
▪ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Stralem & Company Incorporated, the investment adviser to Stralem Fund, is an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Stralem Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Stralem Fund does not jointly market.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Stralem Fund

By (Signature and Title)*	/s/ Andrea Baumann Lustig
Andrea Baumann Lustig, President

Date	June 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Andrea Baumann Lustig
Andrea Baumann Lustig, President

Date	June 19, 2012

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	June 19, 2012

* Print the name and title of each signing officer under his or her signature.